Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at March 31, 2024 and December 31, 2023 net of accumulated depreciation expenses was as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Computer equipment	$31	$30
Equipment	850	837
Software	96	96
Total property and equipment	977	963
Less accumulated depreciation	(413)	(390)
Total property and equipment, net	$564	$573

Property and equipment at December 31, 2023 and 2022 consists of:

	December 31, 2023	December 31, 2022
Computer	$29,581	$24,061
Equipment	836,771	353,343
Software	96,517	81,676
Total property and equipment	962,869	459,080
Less: accumulated depreciation	(389,548)	(367,511)
Property and equipment, net	$573,321	$91,569